Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 $ / shares $ / Warrant shares	Dec. 31, 2015 $ / shares $ / Warrant shares
Class of Warrant or Right [Line Items]
Exercised	0
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	15,569,787	8,822,887
Exercise Price | $ / shares	$ 1.36	$ 2.40
Weighted Average Exercise Price | $ / Warrant	1.36	2.40
Expiration Date	Nov. 26, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	15,569,787	8,822,887
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	261,250	261,250
Exercise Price | $ / shares	$ 2.64	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64	2.64
Expiration Date	Nov. 26, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	261,250	261,250
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Dec. 18, 2012
Warrants Issued	2,637,486	1,494,577
Exercise Price | $ / shares	$ 1.36	$ 2.40
Weighted Average Exercise Price | $ / Warrant	1.36	2.40
Expiration Date	Dec. 18, 2017	Dec. 18, 2017
Exercised	0	0
Warrants Outstanding	2,637,486	1,494,577
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Dec. 18, 2012
Warrants Issued	22,500	22,500
Exercise Price | $ / shares	$ 2.64	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64	2.64
Expiration Date	Dec. 18, 2017	Dec. 18, 2017
Exercised	0	0
Warrants Outstanding	22,500	22,500
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	4,455,231	4,455,231
Exercise Price | $ / shares	$ 0.01	$ 0.01
Weighted Average Exercise Price | $ / Warrant	0.01	0.01
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	4,455,231	4,455,231
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	24,053,398	12,868,585
Exercise Price | $ / shares	$ 2.14	$ 4.00
Weighted Average Exercise Price | $ / Warrant	2.14	4.00
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	24,053,398	12,868,585
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	65,650	65,650
Exercise Price | $ / shares	$ 2.64	$ 2.64
Weighted Average Exercise Price | $ / Warrant	2.64	2.64
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	65,650	65,650
Total Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	47,065,302	27,990,680
Weighted Average Exercise Price | $ / Warrant	1.64	2.76
Exercised		0
Warrants Outstanding	47,065,302	27,990,680